Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
November 30, 2025
CPR-NPRT3-0126
1.810692.121
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (a)	4,685	9,706,289
CANADA - 2.2%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International Inc (b)	141,575	10,263,668
Specialty Retail - 1.2%
Aritzia Inc Subordinate Voting Shares (a)	149,100	11,741,712
TOTAL CANADA		22,005,380
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	3,470	2,564,759
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (a)	47,177	2,075,316
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (a)	24,120	5,036,497
UNITED STATES - 95.5%
Consumer Discretionary - 93.7%
Automobile Components - 2.5%
American Axle & Manufacturing Holdings Inc (a)(b)	771,200	5,066,784
Aptiv PLC	196,230	15,217,637
LCI Industries	44,138	5,017,166
		25,301,587
Automobiles - 18.3%
General Motors Co	263,140	19,346,053
Tesla Inc (a)	387,111	166,523,539
		185,869,592
Broadline Retail - 24.5%
Amazon.com Inc (a)	1,024,709	238,982,634
Etsy Inc (a)	84,370	4,574,541
Ollie's Bargain Outlet Holdings Inc (a)	45,855	5,645,209
		249,202,384
Hotels, Restaurants & Leisure - 15.4%
Aramark	103,433	3,844,604
Booking Holdings Inc	4,367	21,462,451
Carnival Corp (a)	324,920	8,376,438
Chipotle Mexican Grill Inc (a)	245,390	8,470,863
Churchill Downs Inc	53,846	5,874,060
Domino's Pizza Inc	37,488	15,731,089
Hilton Worldwide Holdings Inc	92,236	26,290,027
Marriott International Inc/MD Class A1	22,208	6,768,776
McDonald's Corp	109,946	34,283,362
Red Rock Resorts Inc Class A	114,070	6,681,080
Royal Caribbean Cruises Ltd	19,650	5,231,813
Starbucks Corp	70,000	6,097,700
Wyndham Hotels & Resorts Inc (b)	101,710	7,445,172
		156,557,435
Household Durables - 5.9%
Cavco Industries Inc (a)	11,740	6,992,931
Meritage Homes Corp	49,700	3,632,076
PulteGroup Inc	103,670	13,185,787
Somnigroup International Inc	265,622	24,309,725
TopBuild Corp (a)	25,885	11,712,963
		59,833,482
Specialty Retail - 22.5%
Academy Sports & Outdoors Inc (b)	227,980	11,000,035
Dick's Sporting Goods Inc	89,906	18,571,882
Floor & Decor Holdings Inc Class A (a)	197,785	12,583,082
Gap Inc/The	156,600	4,239,162
Group 1 Automotive Inc	17,030	6,829,711
Home Depot Inc/The	105,404	37,620,796
Lithia Motors Inc Class A	23,300	7,428,972
Lowe's Cos Inc	172,673	41,869,749
O'Reilly Automotive Inc (a)	37,415	3,805,106
RH (a)	23,200	3,656,087
Ross Stores Inc	114,750	20,237,310
Sally Beauty Holdings Inc (a)(b)	318,739	5,055,201
TJX Cos Inc/The	214,416	32,574,079
Ulta Beauty Inc (a)	10,870	5,857,082
Wayfair Inc Class A (a)	44,316	4,910,213
Williams-Sonoma Inc	71,740	12,913,917
		229,152,384
Textiles, Apparel & Luxury Goods - 4.6%
Capri Holdings Ltd (a)	138,060	3,502,582
Deckers Outdoor Corp (a)	80,684	7,102,613
NIKE Inc Class B	247,554	15,999,415
PVH Corp	77,907	6,603,397
Tapestry Inc	122,992	13,440,566
		46,648,573
TOTAL CONSUMER DISCRETIONARY		952,565,437

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree Inc (a)	107,204	11,879,275
Performance Food Group Co (a)	18,770	1,822,004
		13,701,279
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLC depository receipt (a)	262,876	5,230,419
TOTAL UNITED STATES		971,497,135
TOTAL COMMON STOCKS (Cost $446,004,029)		1,012,885,376

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	4,304,170	4,305,031
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	8,933,285	8,934,178
TOTAL MONEY MARKET FUNDS (Cost $13,239,209)			13,239,209

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $459,243,238)	1,026,124,585
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(9,126,048)
NET ASSETS - 100.0%	1,016,998,537

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,612,292.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,600,227	60,882,019	58,177,288	37,828	73	-	4,305,031	4,304,170	0.0%
Fidelity Securities Lending Cash Central Fund	9,042,500	200,815,119	200,923,419	9,739	(22)	-	8,934,178	8,933,285	0.0%
Total	10,642,727	261,697,138	259,100,707	47,567	51	-	13,239,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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